Contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contingencies
NOTE 27.	CONTINGENCIES
In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings due to the fact that an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of December 31, 2019, and December 31, 2018, PEMEX had accrued a reserve of Ps. 8,075,031, and Ps.6,483,078, respectively, for these contingent liabilities.
As of December 31, 2019, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•
On April 4, 2011, Pemex Exploration and Production was summoned before the
Séptima Sala Regional Metropolitana
(“Seventh Regional Metropolitan Court”) of the
Tribunal Federal de Justicia Fiscal y Administrativa
(“Tax and Administrative Federal Court”) in connection with an administrative claim (No.
4957/11-17-07-1)
filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No.
13620/15-17-06)
against Pemex Exploration and Production before the
Sexta Sala Regional Metropolitana
(“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S. $193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019 a judgment was issued by the Second Section of the Superior Court in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the
Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito
(Third Administrative Joint Court of the First Circuit). As of the date of these financial statements, a final resolution is still pending.

•
On July 8, 2011, Pemex Exploration and Production was summoned in connection with an administrative claim (no.
4334/11-11-02-6)
filed by Compañía Petrolera La Norma, S.A., against the Chief Executive Officer of Petróleos Mexicanos and the Chief Executive Officer of Pemex-Exploration and Production before the
Segunda Sala Regional
Hidalgo-México
(“Hidalgo-Mexico Second Regional Court”) of the Tax Administrative Federal Court in Tlalnepantla, Estado de México. The plaintiff is seeking compensation for the cancellation of its alleged petroleum rights concessions and damages for up to Ps.1,552,730. On August 20, 2014, the proceeding was sent to the
Segunda Sección de la Sala Superior
(“Second Section of the Superior Court”) of the Tax and Administrative Federal Court
(4334/11-11-02-6/1337/14-S2-07-04).
On September 20, 2018, the Superior Court ruled that the plaintiff did not provide evidence to support its claim. The plaintiff filed an amparo
(D.A. 731/2018) against this resolution and Pemex Exploration and Production filed its response. On May 17, 2019, the
Décimo Noveno Tribunal Colegiado en Materia Administrativa del Primer Circuito
(Nineteenth Administrative Joint Court of the First Circuit) issued a judgment requesting the Supreme Court to attract this claim, which was denied on September 4, 2019 and the claim was sent back to the Joint Court. On December 12, 2019, the amparo was denied. As of the date of these financial statements, a final resolution is still pending.

•
On December 12, 2017, Pemex Exploration and Production was summoned in connection with an arbitration claim (no. 23217/JPA) filed by SUBSEA 7 de México, S. de R. L. de C.V. (“SUBSEA 7”) seeking U.S. $153,000 related to additional expenses in connection with pipelines construction contracts (No. 420832856 and 420833820). On January 5, 2018 Pemex Exploration and Production filed a response to the arbitration request and its counterclaim. On September 14, 2018, the defendant received the claim briefs including documentation and related evidence and the amount sought under this claim was increased to U.S. $310,484. On January 4, 2019, Pemex Exploration and Production file a response to the claim. On February 14, 2019, SUBSEA 7 filed its reply. In June 2019, a hearing was held and on October 4, 2019 the parties filed their pleadings. As of the date of these financial statements a final resolution is still pending.

•
On August 1, 2017, Pemex Exploration and Production was summoned in connection with an administrative claim (no.
11590/17-17-06-2)
filed by Proyectos y Cimentaciones Industriales, S.A. de C.V. before the Sixth Regional Metropolitan Court seeking Ps. 800,000 and U.S. $12.82 and to have the settlement certificate dated March 22, 2017 related to services agreement declared null and void. On May 16, 2
0
19, the Second Section of the Superior Court issued a judgment in favor of Pemex Exploration and Production. On July 1, 2019, the
Décimo Primer Tribunal Colegiado en Materia Administrativa
(Eleventh Administrative Joint Court) admitted an amparo (no. 399/2019) filed by the plaintiffs. On August 8, 2019, the defendant filed its pleadings. As of the date of these financial statements, a final resolution is still pending.

•
In March 2018, Pemex Drilling and Services (now Pemex Exploration and Production) was summoned before the International Centre for Dispute Resolution of the American Arbitration Association in connection with an arbitration claim (No.
01-18-0001-1499)
filed by Loadmaster Universal Rigs, Inc., Loadmaster Drilling Technologies, LLC, Ulterra Drilling Technologies Mexico, S.A. de C.V. and Kennedy Fabricating, LLC seeking U.S. $139,870 in connection with the construction and acquisition of two modular drilling equipment for approximately U.S. $139,870. On June 6, 2018, the plaintiffs responded to the counterclaim filed by Pemex Drilling and Services. On September 28, 2018, Pemex Drilling and Services filed a motion rejecting the arbitration jurisdiction. On December 19, 2018, the parties exchanged documentation. On February 11, 2019 the plaintiffs filed their first brief. On March 29, 2019 the defendants filed its response. On April 29, 2019 the plaintiffs filed their second brief. On June 17, 2019, the defendants filed their rejoinders. A hearing was held in September in Mexico City. On October 23, 2019, the parties filed their final pleadings. As of the date of these financial statements, a final resolution is still pending.

•
On February 6, 2019, the
Sala Regional del Golfo Norte
(North Gulf Regional Court) of Federal Court of Justice for Tax and Administrative Matters summoned Pemex Drilling and Services (now Pemex Exploration and Production) in connection with a claim
(752/17-18-01-7)
filed by Micro Smart System of Mexico, S. de R.L. de C.V., challenging a settlement statement dated March 14, 2017 related to a works contract number 424049831 dated December 9, 2009, seeking the payment of: U.S. $240,448 for work performed and U.S. $284 for work estimates. On May 18, 2019, a response to this claim was admitted and evidence was filed by the defendant (Pemex Exploration and Production), which were rejected by the plaintiff on May 24, 2019. On July 1, 2019, the Superior Court was instructed to review the claim. On September 24, 2019, the plaintiff flied its pleadings. On October 22, 2019, the complete file of this claim was sent to the Superior Court for its review. As of the date of these financial statements, a final resolution is still pending.

•
On October 18, 2019, the Sala Regional Peninsular (Regional Peninsular Court) of the Tribunal Federal de Justicia Administrativa (Federal Justice Administrative Court) in Mérida, Yucatán summoned Pemex Exploration and Production in connection with a claim
(91/19-16-01-9)
filed by PICO México Servicios Petroleros, S. de R.L. de C.V. requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void and seeking U.S. $137.3 for among others, expenses and related damages. On December 12, 2019, Pemex Exploration and Production filed a response to this claim. As of the date of these financial statements, a resolution from the Court admitting this response is still pending.

•
Tech Man Group, S.A. de C.V. filed an administrative claim
(7804/18-17-09-8)
against Pemex Industrial Transformation seeking Ps. 2,009,598 for, among other things, payment of expenses and penalties in connection with a public works contract
(CO-OF-019-4008699-11)
before the Federal Justice Administrative Court. On June 25, 2019, a response was filed by the defendant (Pemex Industrial Transformation) as well as a motion against the admission of the claim, which was accepted. On October 2, 2019, the opinion of the accounting and construction experts submitted by the defendant was filed. As of the date of these financial statements, an accounting opinion to be issued by an independent expert, requested on December 11, 2019, is still pending.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these consolidated financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.
Pursuant to an ordinary session held by the Board of Directors on August 23, 2013, Petróleos Mexicanos established policies for the granting of mutual guarantees, loans or any type of credit in favor of the Subsidiary Entities and Subsidiary Companies; in accordance with these policies, the Corporate Finance Department issues an opinion with its risk analysis, financial valuation, budget sufficiency, accounting treatment and conclusions.
Additionally, Pemex Logistics has granted the following corporate guarantees in connection with the exploration and extraction contracts entered into Pemex Exploration and Production, as required by the NHC:

•	Exploration and extraction of hydrocarbons under the deep-water license modality, Trión field (Tender CNH-A1-TRION / 2016), of U.S. $4,000,000.

•	Exploration and extraction of the contract area 3 Cinturón plegado perdido (Tender CNHR01- L04 / 2015), of U.S. $3,333,000.

•	Extraction of hydrocarbons under shared production contract of the Ek-Balam fields, of U.S. $5,000,000.

•	Extraction of hydrocarbons in contractual area Santuario and El Golpe 3 field, of U.S. $320,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 2 Tampico-Misantla, of U.S. $1,250,000.

•	Exploration and extraction of hydrocarbons under shared production contract, contractual area 8 Cuencas del Sureste, of U.S. $1,250,000.
Exploration and extraction of hydrocarbons shared production contract, assignment
AE-0398-Mission
of U.S. $255,000.

•	Extraction of hydrocarbons under license agreement, Ogarrio field of U.S. $250,000.

•	Extraction of hydrocarbons under license agreement, Cárdenas and Mora fields, of U.S. $250,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 2 Perdido, of U.S. $2,500,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 5 Perdido, of U.S. $5,000,000.

•	Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 18 Cordilleras Mexicanas, of U.S. $5,000,000.

•	Exploration and extraction of hydrocarbons under shared production contract contractual area 22 Cuenca Salina, of U.S. $1,375,000.

•	Contractual area 16 Tampico-Misantla, Veracruz, of U.S. $1,000,000.

•	Contractual area 17 Tampico-Misantla, Veracruz, of U.S. $1,000,000.

•	Contractual area 18 Tampico-Misantla, Veracruz, of U.S. $2,000,000.

•	Contractual area 29 Cuencas del Sureste, of U.S. $2,500,000.

•	Contractual area 32 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area 33 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area 35 Cuencas del Sureste, of U.S. $1,250,000.

•	Contractual area Ébano, of U.S. $225,000.

•	Contractual area AE-0388-M-Miquetla (for conventional and non-conventional on-shore license en zonas) of U.S. $245,000.
Certain other Subsidiary Entities have also granted guarantees and other contingencies.
Total guarantees granted to Pemex Exploration and Production amounted to U.S. $40,503,000, equivalent to Ps. 763,287,136 as of December 31, 2019.
PEMEX considers the probability it needs to make a disbursement of cash, for the guarantees granted and in effect as of December 31, 2019 remote.